FEDERATED INSURANCE SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 1, 2018

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Office of Insurance Products

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED INSURANCE SERIES (“Registrant”)

Federated Managed Volatility Fund II (“Fund”)

Primary Shares

Service Shares

1940 Act File No. 811-8042

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Registrant.

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Fund under the 1933 Act. These shares are being registered in connection with the proposed Agreement and Plan of Reorganization pursuant to which Federated Managed Tail Risk Fund II, a portfolio of Federated Insurance Series, would transfer substantially all of its assets to the Fund in exchange for shares of the Fund.

We would appreciate receiving any comments you may have by May 17, 2018. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-8652.

Very truly yours,

/s/ M. Allison Miller

M. Allison Miller

Senior Paralegal

Enclosures